Payments, by Project - 12 months ended Dec. 31, 2023 - USD ($) $ in Millions		Taxes	Royalties	Fees	Prod. Entitlements	Bonuses	Total Payments
Total	[1],[2]	$ 2,978.4	$ 603.1	$ 20.2	$ 131.7	$ 5.2	$ 3,738.6
Australia Projects [Member]
Total	[1],[2]	2,911.5	325.0	12.0			3,248.5
Australia Projects [Member] | Bass Strait [Member]
Total	[1],[2]	369.8					369.8
Australia Projects [Member] | Browse [Member]
Total	[1],[2]			0.3			0.3
Australia Projects [Member] | Corporate Other [Member]
Total	[1],[2],[3]	(6.7)		1.1			(5.6)
Australia Projects [Member] | Greater Enfield [Member]
Total	[1],[2]	18.8		0.3			19.1
Australia Projects [Member] | Julimar Brunello Wheatstone [Member]
Total	[1],[2]	4.3		0.5			4.8
Australia Projects [Member] | North West Shelf [Member]
Total	[1],[2],[4]	114.0	325.0	5.2			444.2
Australia Projects [Member] | Pluto [Member]
Total	[1],[2],[5]	368.1		1.1			369.2
Australia Projects [Member] | Pyrenees FPSO and Macedon [Member]
Total	[1],[2]	88.4		2.2			90.6
Australia Projects [Member] | Scarborough [Member]
Total	[1],[2]			1.3			1.3
Payments Not Attributable to a Project [Member] | Woodside Energy Group Ltd [Member]
Total	[1],[2],[6]	1,954.8					1,954.8
Payments Not Attributable to a Project [Member] | Woodside Energy Deepwater Inc [Member]
Total	[1],[2],[6]	55.9					55.9
Payments Not Attributable to a Project [Member] | Woodside Energy USA Services Inc [Member]
Total	[1],[2],[6]	9.0					9.0
Canada Projects [Member]
Total	[1],[2]			0.4			0.4
Canada Projects [Member] | Liard [Member]
Total	[1],[2]			0.4			0.4
Mexico Projects [Member]
Total	[1],[2]	1.3		2.3			3.6
Mexico Projects [Member] | Trion [Member]
Total	[1],[2]	1.3		2.3			3.6
Timor Leste Projects [Member]
Total	[1],[2]			0.3			0.3
Timor Leste Projects [Member] | Sunrise [Member]
Total	[1],[2]			0.3			0.3
Trinidad and Tobago Projects [Member]
Total	[1],[2]	0.5		3.3	131.7		135.5
Trinidad and Tobago Projects [Member] | Greater Angostura [Member]
Total	[1],[2],[7]	0.5		3.3	$ 131.7		135.5
United States of America Projects [Member]
Total	[1],[2]	65.1	278.1	1.9		5.2	350.3
United States of America Projects [Member] | Gulf of Mexico [Member]
Total	[1],[2]	$ 0.2	$ 278.1	$ 1.9		$ 5.2	$ 285.4

[1]	Figures are rounded to the nearest $0.1 million.
[2]	Two categories required by the Regulations (Dividends and Infrastructure improvements) have been excluded from the table as no payments were made against these categories for the year ended 31 December 2023.
[3]	Corporate/Other includes exploration, projects that are no longer producing (Griffin, Minerva, Enfield and Stybarrow) and payments which cannot be attributed to a specific project.
[4]	North West Shelf includes Okha.
[5]	Includes 100% of the taxes paid by Burrup Facilities Company Pty Ltd and Burrup Train 1 Pty Ltd. Woodside holds a 90% interest in these entities.
[6]	Where Taxes paid to governments cannot be attributable to a project, the applicable entity has been referenced.
[7]	Production entitlement is for payments in kind for 3.7 million barrels of oil equivalent (MMboe) of crude oil and gas valued per the Production Sharing Agreement.